Supplemental Information on Oil and Gas Producing Activities (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2022
Statement [Line Items]
Summary of Capitalized Costs, Along with the related Accumulated Depreciation and Allowances
The following tables set forth capitalized costs, along with the related accumulated depreciation and allowances as of December 31, 2022, 2021 and 2020:

	2022				2021			2020
Consolidated capitalized costs	Argentine	Other foreign	Worldwide		Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide

Proved oil and gas properties
Mineral property, wells and related equipment	49,698	-	49,698	(1)	47,792	-	47,792	46,276	37	46,313
Support equipment and facilities	1,827	-	1,827	(2)	1,644	-	1,644	1,351	-	1,351
Drilling and work in progress	2,638	-	2,638		1,949	-	1,949	1,899	-	1,899
Unproved oil and gas properties	173	-	173		221	-	221	238	-	238

Total capitalized costs	54,336	-	54,336		51,606	-	51,606	49,764	37	49,801
Accumulated depreciation and valuation allowances	(43,440)	-	(43,440)	(3)	(41,679)	-	(41,679)	(39,334)	(34)	(39,368)

Net capitalized costs	10,896	-	10,896		9,927	-	9,927	10,430	3	10,433

(1)	Includes 524 corresponding to Upstream wells related equipment contracts comprised in right-of-use assets.
(2)	Includes 351 corresponding to Upstream support equipment and facilities contracts comprised in righ-of-use assest.
(3)	Includes (566) corresponding to accumulated depreciation of all Upstream contracts of right-of-use assets.

Costs Incurred for Oil and Gas Producing Activities
The following tables set forth the costs incurred for oil and gas producing activities during the years ended December 31, 2022, 2021 and 2020:

	2022				2021			2020
Consolidated costs incurred	Argentine	Other foreign	Worldwide		Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide

Acquisition of unproved properties	-	-	-		-	-	-	10	-	10
Acquisition of proved properties	-	-	-		-	-	-	-	-	-
Exploration costs	80	2	82		44	2	46	32	2	34
Development costs	3,138	-	3,138	(1)	1,938	-	1,938	849	-	849

Total costs incurred	3,218	2	3,220		1,982	2	1,984	891	2	893

(1)	Includes 223 corresponding to development cost related to Upstream contractscomprised in right-of-use assets.

Results of Operations from Oil and Gas Producing Activities
Differences between these tables and the amounts shown in Note 5 “Segment information”, for the exploration and production business unit, relate to additional operations that do not arise from those properties held by the Group.

	2022			2021			2020
Consolidated results of operations	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide

Net sales to unaffiliated parties	51	-	51	49	-	49	33	-	33
Net intersegment sales	7,134	-	7,134	5,820	-	5,820	4,222	-	4,222

Total net revenues	7,185	-	7,185	5,869	-	5,869	4,255	-	4,255
Production costs	(3,712)	(1)	(3,713)	(2,921)	(2)	(2,923)	(2,684)	(2)	(2,686)
Exploration expenses	(63)	(2)	(65)	(27)	(2)	(29)	(78)	(2)	(80)
Depreciation of property, plant and equipment; intangible and right-of-use assets	(2,075)	-	(2,075)	(2,378)	-	(2,378)	(1,984)	-	(1,984)
Impairment of Property, plant and equipment	(123)	-	(123)	(115)	-	(115)	(45)	-	(45)
Other (1)	82	1	83	(306)	9	(297)	40	3	43

Pre-tax income (loss) from producing activities	1,294	(2)	1,292	122	5	127	(496)	(1)	(497)
Income tax expense / benefit	(453)	-	(453)	(43)	-	(43)	149	-	149

Results of oil and gas producing activities	841	(2)	839	79	5	84	(347)	(1)	(348)

(1)	Mainly includes lawsuits, result for sale of participation in areas and financial accretion for the hydrocarbon wells abandonment obligations, among others.

Summary of Standardized Measure of Discounted Future Net Cash Flows
The standardized measure does not purport to be an estimate of the fair market value of the Group’s proved reserves. An estimate of fair value would also take into account, among other things, the expected recovery of reserves in excess of proved reserves, anticipated changes in future prices and costs and a discount factor representative of the time value of money and the risks inherent in producing oil and gas.

	2022			2021			2020
Consolidated standardized measure of discounted future net cash flows	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide

Future cash inflows	48,580	-	48,580	50,843	-	50,843	24,651	-	24,651
Future production costs	(22,076)	-	(22,076)	(22,509)	-	(22,509)	(13,428)	-	(13,428)
Future development costs	(10,936)	-	(10,936)	(8,957)	-	(8,957)	(7,671)	-	(7,671)
Future income tax expenses	(3,808)	-	(3,808)	(5,286)	-	(5,286)	(160)	-	(160)
10% annual discount for estimated timing of cash flows	(4,658)	-	(4,658)	(5,036)	-	(5,036)	(1,259)	-	(1,259)

Total standardized measure of discounted future net cash flows	7,102	-	7,102	9,055	-	9,055	2,133	-	2,133

Summary of Changes in the Standardized Measure of Discounted Future Net Cash Flows
The following table reflects the changes in standardized measure of discounted future net cash flows for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
Beginning of year	9,055	2,133	6,371
Sales and transfers, net of production costs	(3,173)	(850)	(2,097)
Net change in sales and transfer prices, net of future production costs	(2,862)	3,396	(4,774)
Changes in reserves and production rates (timing)	(574)	5,013	(314)
Net changes for extensions, discoveries and improved recovery	4,722	3,329	1,429
Net change due to purchases and sales of minerals in place	-	-	(233)
Changes in estimated future development and abandonment costs	(3,481)	(1,946)	(1,241)
Development costs incurred during the year that reduced future development costs	1,439	990	1,124
Accretion of discount	806	241	576
Net change in income taxes	1,148	(3,255)	1,263
Others	22	4	29

End of year	7,102	9,055	2,133

Oil and Condensate [Member]
Statement [Line Items]
Summary of Changes in YPF's Net Proved Reserves
Changes in YPF’s estimated net proved reserves
The table below sets forth information regarding changes in YPF’s net proved reserves for the year ended as of December 31, 2022, 2021 and 2020, by hydrocarbon product:

	For the year ended December 31,
	(millions of barrels)
	2022			2021			2020
	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide
Oil and condensate
Consolidated entities
As of January 1,	643	-	643	483	-	483	613	-	613
Developed	322	-	322	229	-	229	301	-	301
Undeveloped	321	-	321	254	-	254	312	-	312
Revisions of previous estimates (1)	(72)	-	(72)	161	-	161	(92)	-	(92)
Extensions and discoveries	125	-	125	76	-	76	47	-	47
Improved recovery	(7)	-	(7)	*	-	*	*	-	*
Purchase of minerals in place	-	-	-	*	-	*	-	-	-
Sale of minerals in place	-	-	-	-	-	-	(9)	-	(9)
Production for the year (2)	(83)	-	(83)	(77)	-	(77)	(76)	-	(76)

As of December 31, (3)	606	-	606	643	-	643	483	-	483
Developed	262	-	262	322	-	322	229	-	229
Undeveloped	344	-	344	321	-	321	254	-	254
Equity-accounted entities
As of January 1,	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-
Revisions of previous estimates (1)	-	-	-	-	-	-	-	-	-
Extensions and discoveries	-	-	-	-	-	-	-	-	-
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year (2)	-	-	-	-	-	-	-	-	-

As of December 31, (3)	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-

	For the year ended December 31,
	(millions of barrels)
	2022			2021			2020
	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide
Oil and condensate
Consolidated and Equity-accounted entities
As of January 1,
Developed	322	-	322	229	-	229	301	-	301
Undeveloped	321	-	321	254	-	254	312	-	312

Total	643	-	643	483	-	483	613	-	613
As of December 31,
Developed	262	-	262	322	-	322	229	-	229
Undeveloped	344	-	344	321	-	321	254	-	254

Total	606	-	606	643	-	643	483	-	483

*	Not material (less than 1).
(1)	Revisions in estimates of reserves are performed at least once a year. Revisions of oil and gas reserves are considered prospectively in the calculation of depreciation.
(2)
Crude oil production for the years ended on December 31, 2022, 2021 and 2020 includes an estimated of 12, 11 and 11 mmbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(3)
Proved crude oil reserves of consolidated entities for the years ended on December 31, 2022, 2021 and 2020 include an estimated of 82, 92 and 70 mmbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

Natural gas [member]
Statement [Line Items]
Summary of Changes in YPF's Net Proved Reserves

	For the year ended December 31,
	(billions of standard cubic feet)
	2022			2021			2020
	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide
Natural gas
Consolidated entities
As of January 1,	2,447	-	2,447	2,110	-	2,110	2,241	-	2,241
Developed	1,676	-	1,676	1,486	-	1,486	1,743	-	1,743
Undeveloped	771	-	771	624	-	624	498	-	498
Revisions of previous estimates (1)	(91)	-	(91)	347	-	347	136	-	136
Extensions and discoveries	952	-	952	450	-	450	199	-	199
Improved recovery	1	-	1	*	-	*	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	(6)	-	(6)
Production for the year (2)	(483)	-	(483)	(460)	-	(460)	(460)	-	(460)

As of December 31, (3) (4)	2,826	-	2,826	2,447	-	2,447	2,110	-	2,110
Developed	1,637	-	1,637	1,676	-	1,676	1,486	-	1,486
Undeveloped	1,189	-	1,189	771	-	771	624	-	624
Equity-accounted entities
As of January 1,	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-
Revisions of previous estimates (1)	-	-	-	-	-	-	-	-	-
Extensions and discoveries	-	-	-	-	-	-	-	-	-
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year (2)	-	-	-	-	-	-	-	-	-

As of December 31, (3)	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-

	For the year ended December 31,
	(billions of standard cubic feet)
	2022			2021			2020
	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide
Natural gas
Consolidated and Equity-accounted entities
As of January 1,
Developed	1,676	-	1,676	1,486	-	1,486	1,743	-	1,743
Undeveloped	771	-	771	624	-	624	498	-	498

Total	2,447	-	2,447	2,110	-	2,110	2,241	-	2,241
As of December 31,
Developed	1,637	-	1,637	1,676	-	1,676	1,486	-	1,486
Undeveloped	1,189	-	1,189	771	-	771	624	-	624

Total	2,826	-	2,826	2,447	-	2,447	2,110	-	2,110

*	Not material (less than 1).
(1)	Revisions in estimates of reserves are performed at least once a year. Revisions of oil and gas reserves are considered prospectively in the calculation of depreciation.
(2)
Natural gas production for the years ended on December 31, 2022, 2021 and 2020 includes an estimated of 57, 53 and 53 bcf, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(3)
Proved natural gas reserves of consolidated entities for the years ended on December 31, 2022, 2021 and 2020 include an estimated of 335, 288 and 245 bcf, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(4)
Proved natural gas reserves of consolidated entities for the years ended on December 31, 2022, 2021 and 2020 include an estimated of 299, 337 and 290 bcf, respectively, which is consumed as fuel at the field.

Oil equivalent [Member]
Statement [Line Items]
Summary of Changes in YPF's Net Proved Reserves

	For the year ended December 31,
	(millions of barrels of oil equivalent)
	2022			2021			2020
	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide
Oil equivalent (1)
Consolidated entities
As of January 1,	1,143	-	1,143	922	-	922	1,073	-	1,073
Developed	655	-	655	526	-	526	650	-	650
Undeveloped	488	-	488	396	-	396	423	-	423
Revisions of previous estimates (2)	(87)	-	(87)	216	*	216	(61)	*	(61)
Extensions and discoveries	322	-	322	176	-	176	92	-	92
Improved recovery	(7)	-	(7)	*	-	*	-	-	-
Purchase of minerals in place	-	-	-	*	-	*	-	-	-
Sale of minerals in place	-	-	-	-	-	-	(11)	-	(11)
Production for the year (3)	(184)	-	(184)	(171)	*	(171)	(171)	*	(171)

As of December 31, (4)	1,187	-	1,187	1,143	-	1,143	922	-	922
Developed	590	-	590	655	-	655	526	-	526
Undeveloped	597	-	597	488	-	488	396	-	396
Equity-accounted entities
As of January 1,	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-
Revisions of previous estimates (2)	-	-	-	-	-	-	-	-	-
Extensions and discoveries	-	-	-	-	-	-	-	-	-
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year (3)	-	-	-	-	-	-	-	-	-

As of December 31, (4)	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-

	For the year ended December 31,
	(millions of barrels of oil equivalent)
	2022			2021			2020
	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide
Oil equivalent
Consolidated and Equity-accounted entities
As of January 1,
Developed	655	-	655	526	-	526	650	-	650
Undeveloped	488	-	488	396	-	396	423	-	423

Total	1,143	-	1,143	922	-	922	1,073	-	1,073
As of December 31,
Developed	590	-	590	655	-	655	526	-	526
Undeveloped	597	-	597	488	-	488	396	-	396

Total	1,187	-	1,187	1,143	-	1,143	922	-	922

*	Not material (less than 1).
(1)	Volumes of natural gas have been converted to barrels of oil equivalent at 5,615 cubic feet per barrel.
(2)
Revisions in estimates of reserves are performed at least once a year. Revisions of crude oil, natural gas liquids and natural gas reserves are considered prospectively in the calculation of depreciation.

(3)
Barrel of oil equivalent production of consolidated entities for the years ended on December 31, 2022, 2021 and 2020 includes an estimated of 24, 22 and 22 mmboe, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(4)
Proved oil equivalent reserves of consolidated entities for the years ended on December 31, 2022, 2021 and 2020 include an estimated of 153, 151 and 120 mmboe, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

Natural Gas Liquids [Member]
Statement [Line Items]
Summary of Changes in YPF's Net Proved Reserves

	For the year ended December 31,
	(millions of barrels)
	2022			2021			2020
	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide
Natural gas liquids
Consolidated entities
As of January 1,	64	-	64	63	-	63	60	-	60
Developed	34	-	34	32	-	32	38	-	38
Undeveloped	30	-	30	31	-	31	22	-	22
Revisions of previous estimates (1)	1	-	1	(5)	-	(5)	8	-	8
Extensions and discoveries	27	-	27	19	-	19	9	-	9
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	(1)	-	(1)
Production for the year (2)	(15)	-	(15)	(13)	-	(13)	(13)	-	(13)

As of December 31, (3)	77	-	77	64	-	64	63	-	63
Developed	36	-	36	34	-	34	32	-	32
Undeveloped	41	-	41	30	-	30	31	-	31
Equity-accounted entities
As of January 1,	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-
Revisions of previous estimates (1)	-	-	-	-	-	-	-	-	-
Extensions and discoveries	-	-	-	-	-	-	-	-	-
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year (2)	-	-	-	-	-	-	-	-	-

As of December 31, (3)	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-

	For the year ended December 31,
	(millions of barrels)
	2022			2021			2020
	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide
Natural gas liquids
Consolidated and Equity-accounted entities
As of January 1,
Developed	34	-	34	32	-	32	38	-	38
Undeveloped	30	-	30	31	-	31	22	-	22

Total	64	-	64	63	-	63	60	-	60
As of December 31,
Developed	36	-	36	34	-	34	32	-	32
Undeveloped	41	-	41	30	-	30	31	-	31

Total	77	-	77	64	-	64	63	-	63

(1)	Revisions in estimates of reserves are performed at least once a year. Revisions of oil and gas reserves are considered prospectively in the calculation of depreciation.
(2)
Natural gas liquids production for the years ended on December 31, 2022, 2021 and 2020 includes an estimated of 2, 1 and 1 mmbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(3)
Proved natural gas liquids reserves of consolidated entities for the years ended on December 31, 2022, 2021 and 2020 include an estimated of 11, 8 and 7 mmbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.